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Report of Independent Registered Public Accounting Firm

The Board of Directors and Contract Owners of EquiTrust Life Variable Account II EquiTrust Life Insurance Company

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the subaccounts listed in the Appendix that comprise EquiTrust Life Variable Account II (the Separate Account), as of December 31, 2022, and the related statements of operations for the year then ended, and the statements of changes in net assets for the two years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each subaccount as of December 31, 2022, the results of its operations for the year then ended and changes in its net assets for each of the two years then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on each of the subaccounts’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2022, by correspondence with the fund companies or their transfer agents, as applicable. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

April 25, 2023

We have served as the Separate Account’s auditor since 1999.

A member firm of Ernst & Young Global Limited

Appendix:

Subaccounts comprising EquiTrust Life Variable Account II

Subaccounts
American Century VP Capital Appreciation Fund	Franklin Global Real Estate VIP Fund – Class 2
American Century VP Mid Cap Value Fund	Franklin Mutual Shares VIP Fund – Class 2
American Century VP Ultra® Fund	Franklin Small Cap Value VIP Fund – Class 2
American Century VP Value Fund	Franklin Small-Mid Cap Growth VIP Fund – Class 2
BNY Mellon Sustainable U.S. Equity Portfolio – Service Shares	Franklin U.S. Government Securities VIP Fund – Class 2
BNY Mellon VIF Appreciation Portfolio – Initial Shares	Templeton Growth VIP Fund – Class 2
BNY Mellon VIF Growth & Income Portfolio – Initial Shares	J.P. Morgan Ins. Trust Mid Cap Value Portfolio – Class 1
BNY Mellon VIF Opportunistic Small Cap Portfolio – Initial Shares	J.P. Morgan Ins. Trust Small Cap Core Portfolio – Class 1
Calvert VP NASDAQ-100 Index Portfolio	T. Rowe Price All-Cap Opportunities Portfolio
Calvert VP Russell 2000® Small Cap Index Portfolio	T. Rowe Price Equity Income Portfolio
Calvert VP S&P MidCap 400 Index Portfolio	T. Rowe Price Mid-Cap Growth Portfolio
Federated Hermes Government Money Fund II – Service Shares	T. Rowe Price Moderate Allocation Portfolio
Federated Hermes Managed Volatility Fund II – Primary Shares	T. Rowe Price International Stock Portfolio
Federated Hermes Quality Bond Fund II – Primary Shares
Fidelity® VIP Contrafund® Portfolio – Initial Class
Fidelity® VIP Growth & Income Portfolio – Initial Class
Fidelity® VIP Growth Portfolio – Initial Class
Fidelity® VIP High Income Portfolio – Service Class 2
Fidelity® VIP Index 500 Portfolio – Initial Class
Fidelity® VIP Mid Cap Portfolio – Service Class 2
Fidelity® VIP Overseas Portfolio – Initial Class

EquiTrust Life Variable Account II

Statements of Assets and Liabilities

December 31, 2022

		Net assets		Investments in mutual funds
Subaccount	Investments in shares of mutual funds, at fair value	Accumulation units	Total net assets	Cost	Shares owned	Accumulation units outstanding
American Century VP Capital Appreciation Fund	$55,417	$55,417	$55,417	$64,569	4,696.36	1,368.37
American Century VP Mid Cap Value Fund	53,857	53,857	53,857	46,795	2,546.41	1,729.15
American Century VP Ultra® Fund	99,428	99,428	99,428	109,255	5,141.07	2,304.98
American Century VP Value Fund	65,125	65,125	65,125	55,481	5,230.91	2,519.82
BNY Mellon Sustainable U.S. Equity Portfolio - Service Shares	1,293	1,293	1,293	1,194	31.54	39.70
BNY Mellon VIF Appreciation Portfolio - Initial Shares	2,384,685	2,384,685	2,384,685	2,878,446	74,684.79	60,886.75
BNY Mellon VIF Growth & Income Portfolio - Initial Shares	824,220	824,220	824,220	844,857	28,549.36	21,719.15
BNY Mellon VIF Opportunistic Small Cap Portfolio - Initial Shares	1,328,198	1,328,198	1,328,198	1,438,612	33,719.16	41,525.57
Calvert VP NASDAQ-100 Index Portfolio	96,723	96,723	96,723	94,635	1,039.81	1,272.07
Calvert VP Russell 2000® Small Cap Index Portfolio	174,953	174,953	174,953	188,946	2,532.62	4,663.29
Calvert VP S&P MidCap 400 Index Portfolio	174,943	174,943	174,943	169,112	1,604.10	3,313.75
Federated Hermes Government Money Fund II - Service Shares	657,487	657,487	657,487	657,487	657,486.73	69,628.83
Federated Hermes Managed Volatility Fund II - Primary Shares	1,414,348	1,414,348	1,414,348	1,785,511	167,180.67	81,733.62
Federated Hermes Quality Bond Fund II - Primary Shares	540,860	540,860	540,860	606,981	55,133.51	46,577.37
Fidelity® VIP Contrafund® Portfolio - Initial Class	1,161,139	1,161,139	1,161,139	1,128,269	30,653.10	21,622.50
Fidelity® VIP Growth & Income Portfolio - Initial Class	103,708	103,708	103,708	86,753	4,317.57	2,754.68
Fidelity® VIP Growth Portfolio - Initial Class	412,041	412,041	412,041	460,208	5,762.01	9,216.99
Fidelity® VIP High Income Portfolio - Service Class 2	88,099	88,099	88,099	105,952	20,926.17	3,411.10
Fidelity® VIP Index 500 Portfolio - Initial Class	510,344	510,344	510,344	331,365	1,361.72	12,186.09
Fidelity® VIP Mid Cap Portfolio - Service Class 2	606,730	606,730	606,730	636,124	19,446.48	10,596.13
Fidelity® VIP Overseas Portfolio - Initial Class	74,824	74,824	74,824	74,821	3,448.13	3,082.27
Franklin Global Real Estate VIP Fund - Class 2	47,786	47,786	47,786	62,288	4,123.03	3,135.11
Franklin Mutual Shares VIP Fund - Class 2	130,234	130,234	130,234	150,108	8,590.62	4,669.94
Franklin Small Cap Value VIP Fund - Class 2	270,065	270,065	270,065	308,881	21,553.44	5,298.44
Franklin Small-Mid Cap Growth VIP Fund - Class 2	158,661	158,661	158,661	229,716	15,096.21	4,466.21
Franklin U.S. Government Securities VIP Fund - Class 2	133,494	133,494	133,494	158,162	13,100.48	9,804.01
Templeton Growth VIP Fund - Class 2	154,846	154,846	154,846	181,849	15,121.68	8,157.58
J.P. Morgan Ins. Trust Mid Cap Value Portfolio - Class 1	396,847	396,847	396,847	402,139	38,048.65	6,515.72
J.P. Morgan Ins. Trust Small Cap Core Portfolio - Class 1	215,089	215,089	215,089	249,805	11,976.02	5,649.63
T. Rowe Price All-Cap Opportunities Portfolio	1,052,568	1,052,568	1,052,568	1,128,752	36,726.05	21,219.60
T. Rowe Price Equity Income Portfolio	706,232	706,232	706,232	709,239	26,147.05	16,611.93
T. Rowe Price Mid-Cap Growth Portfolio	2,115,485	2,115,485	2,115,485	2,280,727	81,836.93	27,080.27
T. Rowe Price Moderate Allocation Portfolio	965,181	965,181	965,181	1,110,461	54,193.18	28,555.65
T. Rowe Price International Stock Portfolio	337,522	337,522	337,522	390,295	25,883.61	17,428.69

See accompanying notes, including note 6 which includes per unit information.

EquiTrust Life Variable Account II

Statements of Operations

Year Ended December 31, 2022

	Income	Expenses		Realized gain (loss) on investments
Subaccount	Dividends	Mortality and expense risk	Net investment income (loss)	Realized gain (loss) on sale of fund shares	Realized gain distributions	Net realized gain (loss) on investments	Change in unrealized appreciation/ depreciation of investments	Net increase (decrease) in net assets from operations
American Century VP Capital Appreciation Fund	$-	$(545)	$(545)	$(960)	$8,718	$7,758	$(30,653)	$(23,440)
American Century VP Mid Cap Value Fund	1,218	(484)	734	1,837	7,171	9,008	(10,910)	(1,168)
American Century VP Ultra® Fund	-	(1,022)	(1,022)	3,098	11,913	15,011	(62,588)	(48,599)
American Century VP Value Fund	1,368	(598)	770	3,670	5,503	9,173	(10,056)	(113)
BNY Mellon Sustainable U.S. Equity Portfolio - Service Shares	4	(13)	(9)	22	103	125	(528)	(412)
BNY Mellon VIF Appreciation Portfolio - Initial Shares	16,815	(22,467)	(5,652)	(9,762)	742,675	732,913	(1,297,648)	(570,387)
BNY Mellon VIF Growth & Income Portfolio - Initial Shares	6,949	(7,803)	(854)	16,271	174,492	190,763	(345,409)	(155,500)
BNY Mellon VIF Opportunistic Small Cap Portfolio - Initial Shares	-	(13,378)	(13,378)	103,364	312,171	415,535	(707,479)	(305,322)
Calvert VP NASDAQ-100 Index Portfolio	209	(997)	(788)	2,360	5,402	7,762	(54,325)	(47,351)
Calvert VP Russell 2000® Small Cap Index Portfolio	1,541	(1,659)	(118)	1,871	19,344	21,215	(67,747)	(46,650)
Calvert VP S&P MidCap 400 Index Portfolio	1,697	(1,612)	85	3,705	19,211	22,916	(52,028)	(29,027)
Federated Hermes Government Money Fund II - Service Shares	7,549	(5,868)	1,681	-	-	-	-	1,681
Federated Hermes Managed Volatility Fund II - Primary Shares	28,331	(13,409)	14,922	(46,536)	355,203	308,667	(573,071)	(249,482)
Federated Hermes Quality Bond Fund II - Primary Shares	15,112	(5,135)	9,977	(7,115)	8,982	1,867	(75,800)	(63,956)
Fidelity® VIP Contrafund® Portfolio - Initial Class	6,536	(11,819)	(5,283)	44,128	62,470	106,598	(555,761)	(454,446)
Fidelity® VIP Growth & Income Portfolio - Initial Class	1,756	(968)	788	3,281	2,123	5,404	(12,765)	(6,573)
Fidelity® VIP Growth Portfolio - Initial Class	3,385	(4,805)	(1,420)	33,572	41,096	74,668	(255,228)	(181,980)
Fidelity® VIP High Income Portfolio - Service Class 2	4,741	(817)	3,924	(683)	-	(683)	(15,790)	(12,549)
Fidelity® VIP Index 500 Portfolio - Initial Class	8,025	(4,879)	3,146	16,478	4,206	20,684	(143,789)	(119,959)
Fidelity® VIP Mid Cap Portfolio - Service Class 2	1,710	(5,653)	(3,943)	93	43,524	43,617	(155,582)	(115,908)
Fidelity® VIP Overseas Portfolio - Initial Class	845	(692)	153	902	712	1,614	(26,624)	(24,857)
Franklin Global Real Estate VIP Fund - Class 2	1,272	(477)	795	(559)	3,803	3,244	(21,105)	(17,066)
Franklin Mutual Shares VIP Fund - Class 2	2,454	(1,182)	1,272	(2,261)	14,818	12,557	(25,468)	(11,639)
Franklin Small Cap Value VIP Fund - Class 2	2,790	(2,530)	260	(7,116)	52,647	45,531	(80,312)	(34,521)
Franklin Small-Mid Cap Growth VIP Fund - Class 2	-	(1,615)	(1,615)	(8,310)	48,151	39,841	(123,943)	(85,717)
Franklin U.S. Government Securities VIP Fund - Class 2	3,287	(1,250)	2,037	(1,217)	-	(1,217)	(16,701)	(15,881)
Templeton Growth VIP Fund - Class 2	243	(1,396)	(1,153)	113	-	113	(19,938)	(20,978)
J.P. Morgan Ins. Trust Mid Cap Value Portfolio - Class 1	4,033	(3,775)	258	10,521	60,615	71,136	(112,668)	(41,274)
J.P. Morgan Ins. Trust Small Cap Core Portfolio - Class 1	1,081	(2,118)	(1,037)	(213)	50,230	50,017	(105,570)	(56,590)
T. Rowe Price All-Cap Opportunities Portfolio	-	(10,333)	(10,333)	20,309	58,569	78,878	(378,639)	(310,094)
T. Rowe Price Equity Income Portfolio	13,687	(6,556)	7,131	19,110	36,535	55,645	(93,449)	(30,673)
T. Rowe Price Mid-Cap Growth Portfolio	-	(20,625)	(20,625)	23,050	66,058	89,108	(741,583)	(673,100)
T. Rowe Price Moderate Allocation Portfolio	16,416	(9,451)	6,965	4,123	19,838	23,961	(268,813)	(237,887)

See accompanying notes.

EquiTrust Life Variable Account II

Statements of Operations (continued)

Year Ended December 31, 2022

	Income	Expenses		Realized gain (loss) on investments
Subaccount	Dividends	Mortality and expense risk	Net investment income (loss)	Realized gain (loss) on sale of fund shares	Realized gain distributions	Net realized gain (loss) on investments	Change in unrealized appreciation/ depreciation of investments	Net increase (decrease) in net assets from operations
T. Rowe Price International Stock Portfolio	$2,726	$(3,036)	$(310)	$(834)	$8,236	$7,402	$(71,005)	$(63,913)

See accompanying notes.

EquiTrust Life Variable Account II

Statements of Changes in Net Assets

For the Year Ended December 31, 2022

		Operations				Contract transactions
Subaccount	Net Assets at December 31, 2021	Net investment income (loss)	Net realized gain (loss) on investments	Change in unrealized appreciation/ depreciation of investments	Net increase (decrease) in net assets from operations	Transfers of net premiums	Transfers of surrenders and death benefits	Transfers of policy loans	Transfers of cost of insurance and other charges	Transfers between subaccounts, including Declared Interest Option account	Net increase (decrease) in net assets from contract transactions	Total decrease in net assets	Net Assets at December 31, 2022
American Century VP Capital Appreciation Fund	$82,321	$(545)	$7,758	$(30,653)	$(23,440)	$5,777	$(2,464)	$(2,556)	$(2,964)	$(1,257)	$(3,464)	$(26,904)	$55,417
American Century VP Mid Cap Value Fund	56,991	734	9,008	(10,910)	(1,168)	326	-	(767)	(1,525)	-	(1,966)	(3,134)	53,857
American Century VP Ultra® Fund	148,809	(1,022)	15,011	(62,588)	(48,599)	7,432	(2,450)	-	(4,041)	(1,723)	(782)	(49,381)	99,428
American Century VP Value Fund	74,984	770	9,173	(10,056)	(113)	2,754	-	(4,462)	(2,284)	(5,754)	(9,746)	(9,859)	65,125
BNY Mellon Sustainable U.S. Equity Portfolio - Service Shares	1,732	(9)	125	(528)	(412)	76	-	-	(103)	-	(27)	(439)	1,293
BNY Mellon VIF Appreciation Portfolio - Initial Shares	3,076,379	(5,652)	732,913	(1,297,648)	(570,387)	73,398	(89,771)	(3,395)	(94,691)	(6,848)	(121,307)	(691,694)	2,384,685
BNY Mellon VIF Growth & Income Portfolio - Initial Shares	1,005,705	(854)	190,763	(345,409)	(155,500)	27,499	(15,828)	-	(33,982)	(3,674)	(25,985)	(181,485)	824,220
BNY Mellon VIF Opportunistic Small Cap Portfolio - Initial Shares	1,802,021	(13,378)	415,535	(707,479)	(305,322)	53,703	(114,368)	(47,168)	(56,359)	(4,309)	(168,501)	(473,823)	1,328,198
Calvert VP NASDAQ-100 Index Portfolio	142,619	(788)	7,762	(54,325)	(47,351)	2,500	-	-	(3,867)	2,822	1,455	(45,896)	96,723
Calvert VP Russell 2000® Small Cap Index Portfolio	225,415	(118)	21,215	(67,747)	(46,650)	10,704	(8,955)	-	(7,423)	1,862	(3,812)	(50,462)	174,953
Calvert VP S&P MidCap 400 Index Portfolio	208,632	85	22,916	(52,028)	(29,027)	8,201	(4,705)	-	(6,821)	(1,337)	(4,662)	(33,689)	174,943
Federated Hermes Government Money Fund II - Service Shares	657,662	1,681	-	-	1,681	48,528	(14,500)	(5,388)	(29,424)	(1,072)	(1,856)	(175)	657,487
Federated Hermes Managed Volatility Fund II - Primary Shares	1,731,601	14,922	308,667	(573,071)	(249,482)	84,962	(50,621)	(32,266)	(63,328)	(6,518)	(67,771)	(317,253)	1,414,348
Federated Hermes Quality Bond Fund II - Primary Shares	639,672	9,977	1,867	(75,800)	(63,956)	34,246	(3,440)	(32,839)	(30,681)	(2,142)	(34,856)	(98,812)	540,860
Fidelity® VIP Contrafund® Portfolio - Initial Class	1,726,766	(5,283)	106,598	(555,761)	(454,446)	41,950	(77,369)	(28,993)	(48,235)	1,466	(111,181)	(565,627)	1,161,139
Fidelity® VIP Growth & Income Portfolio - Initial Class	122,037	788	5,404	(12,765)	(6,573)	5,003	(10,414)	-	(5,937)	(408)	(11,756)	(18,329)	103,708

See accompanying notes.

EquiTrust Life Variable Account II

Statements of Changes in Net Assets (continued)

For the Year Ended December 31, 2022

		Operations				Contract transactions
Subaccount	Net Assets at December 31, 2021	Net investment income (loss)	Net realized gain (loss) on investments	Change in unrealized appreciation/ depreciation of investments	Net increase (decrease) in net assets from operations	Transfers of net premiums	Transfers of surrenders and death benefits	Transfers of policy loans	Transfers of cost of insurance and other charges	Transfers between subaccounts, including Declared Interest Option account	Net increase (decrease) in net assets from contract transactions	Total decrease in net assets	Net Assets at December 31, 2022
Fidelity® VIP Growth Portfolio - Initial Class	$742,066	$(1,420)	$74,668	$(255,228)	$(181,980)	$16,052	$(13,913)	$(119,004)	$(23,539)	$(7,641)	$(148,045)	$(330,025)	$412,041
Fidelity® VIP High Income Portfolio - Service Class 2	100,776	3,924	(683)	(15,790)	(12,549)	3,701	-	-	(2,665)	(1,164)	(128)	(12,677)	88,099
Fidelity® VIP Index 500 Portfolio - Initial Class	634,880	3,146	20,684	(143,789)	(119,959)	20,716	(8,606)	-	(16,652)	(35)	(4,577)	(124,536)	510,344
Fidelity® VIP Mid Cap Portfolio - Service Class 2	752,216	(3,943)	43,617	(155,582)	(115,908)	27,743	(12,062)	(12,596)	(35,601)	2,938	(29,578)	(145,486)	606,730
Fidelity® VIP Overseas Portfolio - Initial Class	99,667	153	1,614	(26,624)	(24,857)	3,655	(1,996)	-	(2,170)	525	14	(24,843)	74,824
Franklin Global Real Estate VIP Fund - Class 2	63,392	795	3,244	(21,105)	(17,066)	4,845	-	-	(3,295)	(90)	1,460	(15,606)	47,786
Franklin Mutual Shares VIP Fund - Class 2	144,396	1,272	12,557	(25,468)	(11,639)	8,392	(2,198)	(1,368)	(5,350)	(1,999)	(2,523)	(14,162)	130,234
Franklin Small Cap Value VIP Fund - Class 2	321,796	260	45,531	(80,312)	(34,521)	13,278	(6,905)	(10,749)	(12,909)	75	(17,210)	(51,731)	270,065
Franklin Small-Mid Cap Growth VIP Fund - Class 2	250,351	(1,615)	39,841	(123,943)	(85,717)	7,425	(8,161)	(3,433)	(4,862)	3,058	(5,973)	(91,690)	158,661
Franklin U.S. Government Securities VIP Fund - Class 2	151,186	2,037	(1,217)	(16,701)	(15,881)	5,039	(1,845)	-	(5,127)	122	(1,811)	(17,692)	133,494
Templeton Growth VIP Fund - Class 2	173,737	(1,153)	113	(19,938)	(20,978)	8,811	(793)	(2,104)	(6,795)	2,968	2,087	(18,891)	154,846
J.P. Morgan Ins. Trust Mid Cap Value Portfolio - Class 1	462,954	258	71,136	(112,668)	(41,274)	12,634	(162)	(16,388)	(17,129)	(3,788)	(24,833)	(66,107)	396,847
J.P. Morgan Ins. Trust Small Cap Core Portfolio - Class 1	285,396	(1,037)	50,017	(105,570)	(56,590)	7,915	(5,399)	(8,530)	(8,323)	620	(13,717)	(70,307)	215,089
T. Rowe Price All-Cap Opportunities Portfolio	1,432,122	(10,333)	78,878	(378,639)	(310,094)	24,414	(38,889)	(2,337)	(47,605)	(5,043)	(69,460)	(379,554)	1,052,568
T. Rowe Price Equity Income Portfolio	776,488	7,131	55,645	(93,449)	(30,673)	23,733	(33,451)	-	(26,112)	(3,753)	(39,583)	(70,256)	706,232
T. Rowe Price Mid-Cap Growth Portfolio	2,939,789	(20,625)	89,108	(741,583)	(673,100)	53,765	(126,825)	(3,874)	(73,103)	(1,167)	(151,204)	(824,304)	2,115,485

See accompanying notes.

EquiTrust Life Variable Account II

Statements of Changes in Net Assets (continued)

For the Year Ended December 31, 2022

		Operations				Contract transactions
Subaccount	Net Assets at December 31, 2021	Net investment income (loss)	Net realized gain (loss) on investments	Change in unrealized appreciation/ depreciation of investments	Net increase (decrease) in net assets from operations	Transfers of net premiums	Transfers of surrenders and death benefits	Transfers of policy loans	Transfers of cost of insurance and other charges	Transfers between subaccounts, including Declared Interest Option account	Net increase (decrease) in net assets from contract transactions	Total decrease in net assets	Net Assets at December 31, 2022
T. Rowe Price Moderate Allocation Portfolio	$1,259,523	$6,965	$23,961	$(268,813)	$(237,887)	$41,539	$(21,075)	$(34,900)	$(39,298)	$(2,721)	$(56,455)	$(294,342)	$965,181
T. Rowe Price International Stock Portfolio	388,914	(310)	7,402	(71,005)	(63,913)	16,618	(4,772)	-	(12,977)	13,652	12,521	(51,392)	337,522

See accompanying notes.

EquiTrust Life Variable Account II

Statements of Changes in Net Assets

For the Year Ended December 31, 2021

		Operations				Contract transactions
Subaccount	Net Assets at December 31, 2020	Net investment income (loss)	Net realized gain (loss) on investments	Change in unrealized appreciation/ depreciation of investments	Net increase (decrease) in net assets from operations	Transfers of net premiums	Transfers of surrenders and death benefits	Transfers of policy loans	Transfers of cost of insurance and other charges	Transfers between subaccounts, including Declared Interest Option account	Net increase (decrease) in net assets from contract transactions	Total increase (decrease) in net assets	Net Assets at December 31, 2021
American Century VP Capital Appreciation Fund	$75,585	$(723)	$10,252	$(1,860)	$7,669	$2,412	$-	$-	$(3,344)	$(1)	$(933)	$6,736	$82,321
American Century VP Mid Cap Value Fund	46,447	144	746	9,400	10,290	1,376	-	-	(1,122)	-	254	10,544	56,991
American Century VP Ultra® Fund	102,569	(1,187)	13,601	13,867	26,281	3,552	(7,434)	-	(3,792)	27,633	19,959	46,240	148,809
American Century VP Value Fund	67,019	614	3,398	11,603	15,615	2,948	(122)	-	(2,180)	(8,296)	(7,650)	7,965	74,984
BNY Mellon Sustainable U.S. Equity Portfolio - Service Shares	5,402	(13)	2,058	(660)	1,385	171	(5,065)	-	(161)	-	(5,055)	(3,670)	1,732
BNY Mellon VIF Appreciation Portfolio - Initial Shares	2,493,275	(12,728)	291,967	361,035	640,274	75,175	(38,501)	(2,636)	(88,987)	(2,221)	(57,170)	583,104	3,076,379
BNY Mellon VIF Growth & Income Portfolio - Initial Shares	893,905	(4,164)	127,941	88,704	212,481	27,471	(40,910)	(53,332)	(33,718)	(192)	(100,681)	111,800	1,005,705
BNY Mellon VIF Opportunistic Small Cap Portfolio - Initial Shares	1,621,937	(14,062)	80,274	183,333	249,545	58,889	(25,283)	(1,432)	(55,844)	(45,791)	(69,461)	180,084	1,802,021
Calvert VP NASDAQ-100 Index Portfolio	96,181	(731)	9,758	18,856	27,883	2,427	-	-	(3,747)	19,875	18,555	46,438	142,619
Calvert VP Russell 2000® Small Cap Index Portfolio	198,945	(332)	8,473	18,620	26,761	8,076	-	(3,683)	(6,882)	2,198	(291)	26,470	225,415
Calvert VP S&P MidCap 400 Index Portfolio	168,338	(96)	8,269	31,069	39,242	6,119	(83)	(20)	(6,197)	1,233	1,052	40,294	208,632
Federated Hermes Government Money Fund II - Service Shares	655,070	(5,892)	-	-	(5,892)	52,711	(14,227)	(339)	(27,425)	(2,236)	8,484	2,592	657,662
Federated Hermes Managed Volatility Fund II - Primary Shares	1,504,663	14,216	(9,421)	255,765	260,560	91,980	(31,702)	(26,276)	(58,724)	(8,900)	(33,622)	226,938	1,731,601
Federated Hermes Quality Bond Fund II - Primary Shares	645,973	9,995	5,615	(30,390)	(14,780)	37,185	(12,160)	(86)	(27,951)	11,491	8,479	(6,301)	639,672
Fidelity® VIP Contrafund® Portfolio - Initial Class	1,381,089	(13,013)	233,640	147,785	368,412	44,423	(24,055)	(10,219)	(46,869)	13,985	(22,735)	345,677	1,726,766
Fidelity® VIP Growth & Income Portfolio - Initial Class	101,697	1,760	7,298	15,730	24,788	5,133	(4,618)	-	(4,911)	(52)	(4,448)	20,340	122,037

See accompanying notes.

EquiTrust Life Variable Account II

Statements of Changes in Net Assets (continued)

For the Year Ended December 31, 2021

		Operations				Contract transactions
Subaccount	Net Assets at December 31, 2020	Net investment income (loss)	Net realized gain (loss) on investments	Change in unrealized appreciation/ depreciation of investments	Net increase (decrease) in net assets from operations	Transfers of net premiums	Transfers of surrenders and death benefits	Transfers of policy loans	Transfers of cost of insurance and other charges	Transfers between subaccounts, including Declared Interest Option account	Net increase (decrease) in net assets from contract transactions	Total increase (decrease) in net assets	Net Assets at December 31, 2021
Fidelity® VIP Growth Portfolio - Initial Class	$620,086	$(6,174)	$156,249	$(13,848)	$136,227	$18,574	$(15,068)	$-	$(22,506)	$4,753	$(14,247)	$121,980	$742,066
Fidelity® VIP High Income Portfolio - Service Class 2	85,115	4,301	(227)	(969)	3,105	3,980	(199)	-	(2,497)	11,272	12,556	15,661	100,776
Fidelity® VIP Index 500 Portfolio - Initial Class	485,512	2,150	19,654	114,958	136,762	13,594	(5,300)	(4,287)	(13,933)	22,532	12,606	149,368	634,880
Fidelity® VIP Mid Cap Portfolio - Service Class 2	624,387	(3,740)	126,249	26,596	149,105	29,688	(6,613)	(3,542)	(32,908)	(7,901)	(21,276)	127,829	752,216
Fidelity® VIP Overseas Portfolio - Initial Class	91,369	(362)	11,950	4,835	16,423	4,056	(12,327)	-	(2,238)	2,384	(8,125)	8,298	99,667
Franklin Global Real Estate VIP Fund - Class 2	48,228	(9)	1,279	11,399	12,669	5,534	-	-	(2,980)	(59)	2,495	15,164	63,392
Franklin Mutual Shares VIP Fund - Class 2	123,471	2,801	(1,508)	21,134	22,427	7,429	(115)	-	(4,770)	(4,046)	(1,502)	20,925	144,396
Franklin Small Cap Value VIP Fund - Class 2	267,503	334	5,368	59,476	65,178	15,315	(9,067)	(242)	(12,000)	(4,891)	(10,885)	54,293	321,796
Franklin Small-Mid Cap Growth VIP Fund - Class 2	225,838	(2,221)	29,985	(7,194)	20,570	5,960	(45)	-	(5,457)	3,485	3,943	24,513	250,351
Franklin U.S. Government Securities VIP Fund - Class 2	138,115	2,444	(485)	(5,971)	(4,012)	5,513	(2,130)	-	(4,668)	18,368	17,083	13,071	151,186
Templeton Growth VIP Fund - Class 2	165,112	362	776	5,394	6,532	9,271	(850)	-	(6,322)	(6)	2,093	8,625	173,737
J.P. Morgan Ins. Trust Mid Cap Value Portfolio - Class 1	370,751	(2)	32,077	74,266	106,341	13,588	(360)	-	(15,016)	(12,350)	(14,138)	92,203	462,954
J.P. Morgan Ins. Trust Small Cap Core Portfolio - Class 1	242,908	(1,090)	14,281	36,207	49,398	8,988	(6,591)	(249)	(7,901)	(1,157)	(6,910)	42,488	285,396
T. Rowe Price All-Cap Opportunities Portfolio	1,232,426	(12,163)	297,712	(44,944)	240,605	27,175	(22,952)	-	(49,178)	4,046	(40,909)	199,696	1,432,122
T. Rowe Price Equity Income Portfolio	651,509	4,970	74,067	78,115	157,152	23,484	(28,423)	(4,427)	(22,991)	184	(32,173)	124,979	776,488
T. Rowe Price Mid-Cap Growth Portfolio	3,097,276	(26,131)	506,847	(108,613)	372,103	57,480	(35,516)	(2,046)	(76,966)	(472,542)	(529,590)	(157,487)	2,939,789

See accompanying notes.

EquiTrust Life Variable Account II

Statements of Changes in Net Assets (continued)

For the Year Ended December 31, 2021

		Operations				Contract transactions
Subaccount	Net Assets at December 31, 2020	Net investment income (loss)	Net realized gain (loss) on investments	Change in unrealized appreciation/ depreciation of investments	Net increase (decrease) in net assets from operations	Transfers of net premiums	Transfers of surrenders and death benefits	Transfers of policy loans	Transfers of cost of insurance and other charges	Transfers between subaccounts, including Declared Interest Option account	Net increase (decrease) in net assets from contract transactions	Total increase (decrease) in net assets	Net Assets at December 31, 2021
T. Rowe Price Moderate Allocation Portfolio	$1,178,662	$1,047	$134,810	$(30,069)	$105,788	$43,471	$(18,910)	$(424)	$(37,791)	$(11,273)	$(24,927)	$80,861	$1,259,523
T. Rowe Price International Stock Portfolio	389,087	(1,246)	31,396	(28,409)	1,741	17,598	(9,375)	(720)	(12,915)	3,498	(1,914)	(173)	388,914

See accompanying notes.

EquiTrust Life Variable Account II

Notes to Financial Statements

December 31, 2022

1. Organization and Significant Accounting Policies

Organization

EquiTrust Life Variable Account II (the Account), a unit investment trust registered under the Investment Company Act of 1940, as amended, was established by EquiTrust Life Insurance Company (the Company). The Account is a funding vehicle for flexible premium variable life insurance policies and flexible premium last survivor variable life insurance policies issued by the Company. The Company discontinued underwriting new sales of all variable life insurance policies but continues to receive premiums from sales that occurred prior to this change.

The assets and liabilities of the Account are clearly identified and distinguished from the Company’s other assets and liabilities. The portion of the Account’s assets applicable to the life insurance policies is not available to satisfy liabilities arising out of any other business the Company may conduct.

At the direction of eligible policy owners, the Account invests in the following thirty-five investment subaccounts which, in turn, own open-end mutual fund shares of registered investment companies (the Funds). Eligible policy owners may also allocate funds to the Declared Interest Option (DIO) account. The DIO is funded by the general account of the Company and pays interest at declared rates with a guaranteed minimum. Assets and liabilities associated with funds allocated to the DIO are excluded from the Account as these are included in the Company’s general account.

Subaccount / Fund

Fidelity® Variable Insurance Products Funds
American Century Variable Portfolios, Inc.	(continued)
American Century VP Capital Appreciation Fund	Fidelity® VIP High Income Portfolio - Service Class 2
American Century VP Inflation Protection Bond Fund (1)	Fidelity® VIP Index 500 Portfolio - Initial Class
American Century VP Mid Cap Value Fund	Fidelity® VIP Mid Cap Portfolio - Service Class 2
American Century VP Ultra® Fund	Fidelity® VIP Overseas Portfolio - Initial Class
American Century VP Value Fund	Franklin Templeton Variable Insurance Products Trust
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.	Franklin Global Real Estate VIP Fund - Class 2
BNY Mellon Sustainable U.S. Equity Portfolio – Service Shares	Franklin Mutual Shares VIP Fund - Class 2
BNY Mellon Variable Investment Fund	Franklin Small Cap Value VIP Fund - Class 2
BNY Mellon VIF Appreciation Portfolio - Initial Shares	Franklin Small-Mid Cap Growth VIP Fund - Class 2
BNY Mellon VIF Growth & Income Portfolio - Initial Shares	Franklin U.S. Government Securities VIP Fund - Class 2
BNY Mellon VIF Opportunistic Small Cap Portfolio - Initial Shares	Templeton Growth VIP Fund - Class 2
Calvert Variable Products, Inc.	J.P. Morgan Insurance Trust
Calvert VP NASDAQ-100 Index Portfolio	J.P. Morgan Ins. Trust Mid Cap Value Portfolio - Class 1
Calvert VP Russell 2000® Small Cap Index Portfolio	J.P. Morgan Ins. Trust Small Cap Core Portfolio - Class 1
Calvert VP S&P MidCap 400 Index Portfolio	T. Rowe Price Equity Series, Inc.
Federated Hermes Insurance Series	T. Rowe Price All-Cap Opportunities Portfolio
Federated Hermes Government Money Fund II - Service Shares	T. Rowe Price Equity Income Portfolio
Federated Hermes Managed Volatility Fund II - Primary Shares	T. Rowe Price Mid-Cap Growth Portfolio
Federated Hermes Quality Bond Fund II - Primary Shares	T. Rowe Price Moderate Allocation Portfolio
Fidelity® Variable Insurance Products Funds	T. Rowe Price International Series, Inc.
Fidelity® VIP Contrafund® Portfolio - Initial Class	T. Rowe Price International Stock Portfolio
Fidelity® VIP Growth & Income Portfolio - Initial Class
Fidelity® VIP Growth Portfolio - Initial Class

EquiTrust Life Variable Account II

Notes to Financial Statements (continued)

(1)	Subaccount was inactive during 2022 and 2021; accordingly, a Statement of Assets and Liabilities, a Statement of Operations and a Statement of Changes in Net Assets have not been presented herein.

Investments

Investments in shares of the Funds are stated at fair value, which is the closing net asset value per share as determined by the Funds. The first-in, first-out cost basis has been used in determining the net realized gain or loss from investment transactions and unrealized appreciation or depreciation on investments. Investment transactions are accounted for on the trade date.

The inputs used in determining the fair value of the Account’s investments are summarized in three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Account’s own assumptions in determining the fair value of the investments)

At December 31, 2022, all valuation inputs used to determine the fair value of mutual fund shares owned by the Account were classified as Level 1. There were no transfers into or out of Level 3 during the year.

Dividends and realized capital gain distributions are taken into income on an accrual basis as of the ex-dividend date and are automatically reinvested in shares of the Funds on the payable date.

Use of Estimates in the Preparation of Financial Statements

The preparation of the Account’s financial statements and accompanying notes in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported and disclosed. These estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed in the financial statements and accompanying notes.

2. Expense Charges and Related Party Transactions

Paid to the Company

The Account pays the Company certain amounts relating to the distribution and administration of the policies funded by the Account and as reimbursement for certain mortality and other risks assumed by the Company. The following summarizes those amounts.

Mortality and Expense Risk Charges: The Company deducts a daily mortality and expense risk charge from the Account at an effective annual rate of 0.90% of the average daily net asset value of the Account. These charges are assessed in return for the Company’s assumption of risks associated with adverse mortality experience or excess administrative expenses in connection with policies issued.

Premium Expense Charge: Premiums paid by the policyholders are reduced by a 7% premium expense charge for flexible premium variable life insurance policies. (For any flexible premium variable life insurance policy issued prior to May 1, 2005, the premium expense charge is 7% of each premium up to the target premium, as defined in the prospectus, and 2% for each premium over the target premium.) Premiums paid by the policyholders are reduced by a 7% premium expense charge up to the target premium, as defined in the prospectus, and 2% for each premium over the target premium for flexible

EquiTrust Life Variable Account II

Notes to Financial Statements (continued)

premium last survivor variable life insurance policies. The charge is used to compensate the Company for expenses incurred in connection with the distribution of the policies and for premium taxes imposed by various states and political subdivisions.

Cost of Insurance and Policy Charges: The Company assumes the responsibility for providing insurance benefits included in the policy. The cost of insurance is determined each month based upon the applicable insurance rate and current net amount at risk. A policy expense charge of $7 and $10 for flexible premium variable life insurance policies and flexible premium last survivor variable life insurance policies, respectively, is deducted monthly for the administration of policies and the Account. (For any flexible premium variable life insurance policy purchased prior to May 1, 2005, a $5 expense charge is deducted monthly for administration of policies and the Account.) Flexible premium last survivor variable life insurance policies apply an additional monthly charge of $.03 per $1,000 of the Specified Amount (amount of insurance selected) for the administration of policies and the Account. During the first twelve policy months immediately following an increase in Specified Amount, a monthly charge of $.07 and $.10 for flexible premium variable life insurance policies and flexible premium last survivor variable life insurance policies, respectively, for every $1,000 of the Specified Amount or increase in the Specified Amount is deducted. (For any flexible premium variable life insurance policy purchased prior to May 1, 2005, a $.05 expense is charged per $1,000 of the Specified Amount or increase in the Specified Amount.)

Other Charges: A transfer charge of $25 may be imposed for the thirteenth and each subsequent transfer between subaccounts in any one policy year. In the event of a partial withdrawal, a fee equal to the lesser of $25 or 2% of the accumulated value withdrawn will be imposed. A surrender charge is applicable for all full policy surrenders or lapses in the first six and ten years for flexible premium variable life insurance policies and flexible premium last survivor variable life insurance policies, respectively, of the policy or following increases in the Specified Amount. This surrender charge varies based on age, sex, underwriting class and policy year as described in the Account’s prospectus.

3. Federal Income Taxes

The operations of the Account are included in the federal income tax return of the Company, which is taxed as a life insurance company under the provisions of the Internal Revenue Code (IRC). Under the current provisions of the IRC, the Company does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited under the policies. Based on this, no charge is being made currently to the Account for federal income taxes. The Company will review periodically the status of this policy. In the event of changes in the tax law, a charge may be made in future years for any federal income taxes that would be attributable to the policies.

EquiTrust Life Variable Account II

Notes to Financial Statements (continued)

4. Purchases and Sales of Investment Securities

The aggregate cost of investment securities purchased and proceeds from investment securities sold by subaccount were as follows during the year ended December 31, 2022:

Subaccount	Cost of Purchases	Proceeds from Sales

American Century Variable Portfolios, Inc.:
American Century VP Capital Appreciation Fund	$11,747	$7,038
American Century VP Mid Cap Value Fund	9,133	3,194
American Century VP Ultra® Fund	18,385	8,276
American Century VP Value Fund	8,671	12,144

BNY Mellon Sustainable U.S. Equity Portfolio, Inc.:
BNY Mellon Sustainable U.S. Equity Portfolio - Service Shares	151	84

BNY Mellon Variable Investment Fund:
BNY Mellon VIF Appreciation Portfolio - Initial Shares	787,799	172,083
BNY Mellon VIF Growth & Income Portfolio - Initial Shares	196,114	48,461
BNY Mellon VIF Opportunistic Small Cap Portfolio - Initial Shares	339,123	208,831

Calvert Variable Products, Inc.:
Calvert VP NASDAQ-100 Index Portfolio	10,511	4,442
Calvert VP Russell 2000® Small Cap Index Portfolio	31,187	15,773
Calvert VP S&P MidCap 400 Index Portfolio	27,234	12,600

Federated Hermes Insurance Series:
Federated Hermes Government Money Fund II - Service Shares	41,576	41,751
Federated Hermes Managed Volatility Fund II - Primary Shares	426,026	123,672
Federated Hermes Quality Bond Fund II - Primary Shares	40,348	56,245

Fidelity® Variable Insurance Products Funds:
Fidelity® VIP Contrafund® Portfolio - Initial Class	88,776	142,770
Fidelity® VIP Growth & Income Portfolio - Initial Class	6,857	15,702
Fidelity® VIP Growth Portfolio - Initial Class	51,891	160,260
Fidelity® VIP High Income Portfolio - Service Class 2	7,376	3,580
Fidelity® VIP Index 500 Portfolio - Initial Class	26,994	24,219
Fidelity® VIP Mid Cap Portfolio - Service Class 2	64,035	54,032
Fidelity® VIP Overseas Portfolio - Initial Class	4,666	3,787

EquiTrust Life Variable Account II

Notes to Financial Statements (continued)

Subaccount	Cost of Purchases	Proceeds from Sales

Franklin Templeton Variable Insurance Products Trust:
Franklin Global Real Estate VIP Fund - Class 2	$9,778	$3,720
Franklin Mutual Shares VIP Fund - Class 2	22,921	9,354
Franklin Small Cap Value VIP Fund - Class 2	64,686	28,989
Franklin Small-Mid Cap Growth VIP Fund - Class 2	54,730	14,167
Franklin U.S. Government Securities VIP Fund - Class 2	6,192	5,966
Templeton Growth VIP Fund - Class 2	10,223	9,289

J.P. Morgan Insurance Trust:
J.P. Morgan Ins. Trust Mid Cap Value Portfolio - Class 1	71,088	35,048
J.P. Morgan Ins. Trust Small Cap Core Portfolio - Class 1	57,101	21,625

T. Rowe Price Equity Series, Inc.:
T. Rowe Price All-Cap Opportunities Portfolio	70,863	92,087
T. Rowe Price Equity Income Portfolio	65,759	61,676
T. Rowe Price Mid-Cap Growth Portfolio	89,530	195,301
T. Rowe Price Moderate Allocation Portfolio	55,826	85,478

T. Rowe Price International Series, Inc.:
T. Rowe Price International Stock Portfolio	38,163	17,716

EquiTrust Life Variable Account II

Notes to Financial Statements (continued)

5. Summary of Changes from Unit Transactions

Transactions in units of each subaccount were as follows for the periods ended December 31, 2022 and 2021:

		Period Ended December 31,
	2022			2021
			Net			Net
			Increase			Increase
Subaccount	Purchased	Redeemed	(Decrease)	Purchased	Redeemed	(Decrease)

American Century Variable Portfolios, Inc.:
American Century VP Capital Appreciation Fund	74	154	(80)	32	49	(17)
American Century VP Mid Cap Value Fund	24	87	(63)	52	43	9
American Century VP Ultra® Fund	136	143	(7)	532	165	367
American Century VP Value Fund	78	449	(371)	107	405	(298)

BNY Mellon Sustainable U.S. Equity Portfolio, Inc.:
BNY Mellon Sustainable U.S. Equity Portfolio - Service Shares	1	2	(1)	4	122	(118)

BNY Mellon Variable Investment Fund:
BNY Mellon VIF Appreciation Portfolio - Initial Shares	857	3,755	(2,898)	889	2,238	(1,349)
BNY Mellon VIF Growth & Income Portfolio - Initial Shares	432	1,087	(655)	350	2,737	(2,387)
BNY Mellon VIF Opportunistic Small Cap Portfolio - Initial Shares	911	5,942	(5,031)	877	2,688	(1,811)

Calvert Variable Products, Inc.:
Calvert VP NASDAQ-100 Index Portfolio	62	42	20	223	33	190
Calvert VP Russell 2000® Small Cap Index Portfolio	278	348	(70)	159	167	(8)
Calvert VP S&P MidCap 400 Index Portfolio	125	205	(80)	99	82	17

Federated Hermes Insurance Series:
Federated Hermes Government Money Fund II - Service Shares	3,891	4,089	(198)	3,903	3,008	895
Federated Hermes Managed Volatility Fund II - Primary Shares	2,660	6,461	(3,801)	2,890	4,653	(1,763)
Federated Hermes Quality Bond Fund II - Primary Shares	1,511	4,466	(2,955)	3,221	2,571	650

Fidelity® Variable Insurance Products Funds:
Fidelity® VIP Contrafund® Portfolio - Initial Class	398	2,258	(1,860)	646	959	(313)
Fidelity® VIP Growth & Income Portfolio - Initial Class	85	384	(299)	110	232	(122)
Fidelity® VIP Growth Portfolio - Initial Class	177	3,388	(3,211)	288	542	(254)
Fidelity® VIP High Income Portfolio - Service Class 2	109	114	(5)	504	70	434
Fidelity® VIP Index 500 Portfolio - Initial Class	359	461	(102)	732	419	313
Fidelity® VIP Mid Cap Portfolio - Service Class 2	360	835	(475)	312	654	(342)
Fidelity® VIP Overseas Portfolio - Initial Class	131	122	9	187	456	(269)

EquiTrust Life Variable Account II

Notes to Financial Statements (continued)

		Period Ended December 31,
	2022			2021
			Net			Net
			Increase			Increase
Subaccount	Purchased	Redeemed	(Decrease)	Purchased	Redeemed	(Decrease)

Franklin Templeton Variable Insurance Products Trust:
Franklin Global Real Estate VIP Fund - Class 2	280	193	87	265	131	134
Franklin Mutual Shares VIP Fund - Class 2	214	294	(80)	200	247	(47)
Franklin Small Cap Value VIP Fund - Class 2	197	526	(329)	215	400	(185)
Franklin Small-Mid Cap Growth VIP Fund - Class 2	184	349	(165)	182	106	76
Franklin U.S. Government Securities VIP Fund - Class 2	227	354	(127)	1,425	321	1,104
Templeton Growth VIP Fund - Class 2	550	420	130	349	251	98

J.P. Morgan Insurance Trust:
J.P. Morgan Ins. Trust Mid Cap Value Portfolio - Class 1	117	520	(403)	142	356	(214)
J.P. Morgan Ins. Trust Small Cap Core Portfolio - Class 1	157	499	(342)	149	292	(143)

T. Rowe Price Equity Series, Inc.:
T. Rowe Price All-Cap Opportunities Portfolio	280	1,519	(1,239)	326	1,006	(680)
T. Rowe Price Equity Income Portfolio	408	1,293	(885)	505	1,275	(770)
T. Rowe Price Mid-Cap Growth Portfolio	351	2,146	(1,795)	403	6,156	(5,753)
T. Rowe Price Moderate Allocation Portfolio	628	2,240	(1,612)	676	1,303	(627)

T. Rowe Price International Series, Inc.:
T. Rowe Price International Stock Portfolio	1,461	788	673	795	872	(77)

EquiTrust Life Variable Account II

Notes to Financial Statements (continued)

6. Unit Values

The following summarizes units outstanding, unit values, and net assets at December 31, 2022, 2021, 2020, 2019 and 2018, and investment income ratios, expense ratios, and total return ratios for the periods then ended:

	As of December 31			Investment
		Unit		Income	Expense	Total
Subaccount	Units	Value	Net Assets	Ratio (A)	Ratio (B)	Return (C)

American Century VP Capital Appreciation Fund:
2022	1,368	$40.50	$55,417	-%	0.90%	(28.75)%
2021	1,448	56.84	82,321	-	0.90	10.16
2020	1,465	51.60	75,585	-	0.90	41.18
2019	2,451	36.55	89,558	-	0.90	34.38
2018	2,490	27.20	67,738	-	0.90	(6.04)
American Century VP Mid Cap Value Fund:
2022	1,729	31.15	53,857	2.25	0.90	(2.07)
2021	1,792	31.81	56,991	1.17	0.90	22.11
2020	1,783	26.05	46,447	1.85	0.90	0.31
2019	1,656	25.97	43,015	2.06	0.90	27.99
2018	1,660	20.29	33,669	1.42	0.90	(13.62)
American Century VP Ultra® Fund:
2022	2,305	43.14	99,428	-	0.90	(32.97)
2021	2,312	64.36	148,809	-	0.90	22.06
2020	1,945	52.73	102,569	-	0.90	48.54
2019	2,014	35.50	71,503	-	0.90	33.36
2018	2,180	26.62	58,037	0.25	0.90	(0.15)
American Century VP Value Fund:
2022	2,520	25.85	65,125	2.04	0.90	(0.35)
2021	2,891	25.94	74,984	1.74	0.90	23.41
2020	3,189	21.02	67,019	2.23	0.90	0.10
2019	3,908	21.00	82,085	2.12	0.90	25.90
2018	3,849	16.68	64,213	1.65	0.90	(9.98)
BNY Mellon Sustainable U.S. Equity Portfolio - Service Shares:
2022	40	32.57	1,293	0.28	0.90	(23.81)
2021	41	42.75	1,732	0.66	0.90	25.51
2020	159	34.06	5,402	0.87	0.90	22.69
2019	158	27.76	4,378	1.24	0.90	32.82
2018	156	20.90	3,264	1.49	0.90	(5.52)
BNY Mellon VIF Appreciation Portfolio - Initial Shares:
2022	60,887	39.17	2,384,685	0.67	0.90	(18.78)
2021	63,785	48.23	3,076,379	0.44	0.90	25.99
2020	65,134	38.28	2,493,275	0.79	0.90	22.57
2019	72,748	31.23	2,271,701	1.17	0.90	34.90
2018	74,709	23.15	1,729,550	1.26	0.90	(7.70)
BNY Mellon VIF Growth & Income Portfolio - Initial Shares:
2022	21,719	37.95	824,220	0.80	0.90	(15.57)
2021	22,374	44.95	1,005,705	0.47	0.90	24.52
2020	24,761	36.10	893,905	0.77	0.90	23.50
2019	27,817	29.23	813,030	1.08	0.90	27.98
2018	28,420	22.84	649,097	0.80	0.90	(5.54)

EquiTrust Life Variable Account II

Notes to Financial Statements (continued)

	As of December 31			Investment
		Unit		Income	Expense	Total
Subaccount	Units	Value	Net Assets	Ratio (A)	Ratio (B)	Return (C)

BNY Mellon VIF Opportunistic Small Cap Portfolio - Initial Shares:
2022	41,526	$31.99	$1,328,198	-%	0.90%	(17.36)%
2021	46,557	38.71	1,802,021	0.11	0.90	15.45
2020	48,368	33.53	1,621,937	0.65	0.90	18.82
2019	51,173	28.22	1,444,201	-	0.90	20.70
2018	52,050	23.38	1,217,075	-	0.90	(19.82)
Calvert VP NASDAQ-100 Index Portfolio:
2022	1,272	76.04	96,723	0.19	0.90	(33.24)
2021	1,252	113.90	142,619	0.30	0.90	25.75
2020	1,062	90.58	96,181	0.42	0.90	46.90
2019	1,550	61.66	95,545	0.35	0.90	37.54
2018	1,617	44.83	72,481	0.56	0.90	(1.36)
Calvert VP Russell 2000® Small Cap Index Portfolio:
2022	4,663	37.52	174,953	0.83	0.90	(21.23)
2021	4,733	47.63	225,415	0.75	0.90	13.51
2020	4,741	41.96	198,945	1.18	0.90	18.56
2019	4,390	35.39	155,352	0.92	0.90	23.96
2018	4,814	28.55	137,428	1.06	0.90	(12.02)
Calvert VP S&P MidCap 400 Index Portfolio:
2022	3,314	52.79	174,943	0.94	0.90	(14.11)
2021	3,394	61.46	208,632	0.85	0.90	23.31
2020	3,377	49.84	168,338	1.24	0.90	12.30
2019	3,692	44.38	163,880	1.18	0.90	24.70
2018	4,009	35.59	142,669	1.13	0.90	(12.12)
Federated Hermes Government Money Fund II - Service Shares:
2022	69,629	9.44	657,487	1.15	0.90	0.21
2021	69,827	9.42	657,662	-	0.90	(0.84)
2020	68,932	9.50	655,070	0.15	0.90	(0.73)
2019	43,685	9.57	418,038	1.63	0.90	0.74
2018	44,451	9.50	422,262	1.24	0.90	0.32
Federated Hermes Managed Volatility Fund II - Primary Shares:
2022	81,734	17.30	1,414,348	1.89	0.90	(14.53)
2021	85,535	20.24	1,731,601	1.77	0.90	17.40
2020	87,298	17.24	1,504,663	2.61	0.90	0.06
2019	94,081	17.23	1,621,113	2.05	0.90	19.16
2018	94,816	14.46	1,371,110	0.69	0.90	(9.23)
Federated Hermes Quality Bond Fund II - Primary Shares:
2022	46,577	11.61	540,860	2.63	0.90	(10.07)
2021	49,532	12.91	639,672	2.45	0.90	(2.27)
2020	48,882	13.21	645,973	2.88	0.90	7.14
2019	54,323	12.33	669,962	2.87	0.90	8.44
2018	54,098	11.37	615,093	3.01	0.90	(1.47)
Fidelity® VIP Contrafund® Portfolio - Initial Class:
2022	21,623	53.70	1,161,139	0.49	0.90	(26.97)
2021	23,483	73.53	1,726,766	0.06	0.90	26.69
2020	23,796	58.04	1,381,089	0.25	0.90	29.41
2019	28,362	44.85	1,272,082	0.46	0.90	30.42
2018	29,112	34.39	1,001,262	0.71	0.90	(7.23)

EquiTrust Life Variable Account II

Notes to Financial Statements (continued)

	As of December 31			Investment
		Unit		Income	Expense	Total
Subaccount	Units	Value	Net Assets	Ratio (A)	Ratio (B)	Return (C)

Fidelity® VIP Growth & Income Portfolio - Initial Class:
2022	2,755	$37.65	$103,708	1.62%	0.90%	(5.78)%
2021	3,054	39.96	122,037	2.43	0.90	24.84
2020	3,176	32.01	101,697	2.09	0.90	6.88
2019	2,986	29.95	89,445	3.56	0.90	28.87
2018	3,064	23.24	71,210	0.35	0.90	(9.78)
Fidelity® VIP Growth Portfolio - Initial Class:
2022	9,217	44.70	412,041	0.63	0.90	(25.14)
2021	12,428	59.71	742,066	-	0.90	22.13
2020	12,682	48.89	620,086	0.07	0.90	42.58
2019	12,004	34.29	411,597	0.26	0.90	33.11
2018	11,985	25.76	308,682	0.24	0.90	(1.04)
Fidelity® VIP High Income Portfolio - Service Class 2:
2022	3,411	25.83	88,099	5.18	0.90	(12.44)
2021	3,416	29.50	100,776	5.44	0.90	3.36
2020	2,982	28.54	85,115	4.91	0.90	1.49
2019	4,260	28.12	119,789	5.19	0.90	13.75
2018	4,235	24.72	104,702	5.62	0.90	(4.52)
Fidelity® VIP Index 500 Portfolio - Initial Class:
2022	12,186	41.88	510,344	1.47	0.90	(18.95)
2021	12,288	51.67	634,880	1.27	0.90	27.45
2020	11,975	40.54	485,512	1.77	0.90	17.17
2019	12,371	34.60	428,040	1.98	0.90	30.17
2018	12,750	26.58	338,861	1.86	0.90	(5.34)
Fidelity® VIP Mid Cap Portfolio - Service Class 2:
2022	10,596	57.26	606,730	0.27	0.90	(15.72)
2021	11,071	67.94	752,216	0.36	0.90	24.18
2020	11,413	54.71	624,387	0.40	0.90	16.80
2019	12,572	46.84	588,813	0.69	0.90	22.07
2018	12,756	38.37	489,385	0.40	0.90	(15.54)
Fidelity® VIP Overseas Portfolio - Initial Class:
2022	3,082	24.28	74,824	1.09	0.90	(25.15)
2021	3,073	32.44	99,667	0.52	0.90	18.65
2020	3,342	27.34	91,369	0.51	0.90	14.59
2019	2,841	23.86	67,802	1.74	0.90	26.65
2018	2,904	18.84	54,733	1.55	0.90	(15.59)
Franklin Global Real Estate VIP Fund - Class 2:
2022	3,135	15.24	47,786	2.39	0.90	(26.73)
2021	3,048	20.80	63,392	0.88	0.90	25.68
2020	2,914	16.55	48,228	2.93	0.90	(6.23)
2019	3,675	17.65	64,881	2.68	0.90	21.31
2018	3,507	14.55	51,041	2.62	0.90	(7.62)
Franklin Mutual Shares VIP Fund - Class 2:
2022	4,670	27.89	130,234	1.86	0.90	(8.26)
2021	4,750	30.40	144,396	2.91	0.90	18.10
2020	4,797	25.74	123,471	2.83	0.90	(5.89)
2019	5,294	27.35	144,772	1.85	0.90	21.50
2018	5,338	22.51	120,184	2.41	0.90	(9.89)

EquiTrust Life Variable Account II

Notes to Financial Statements (continued)

	As of December 31			Investment
		Unit		Income	Expense	Total
Subaccount	Units	Value	Net Assets	Ratio (A)	Ratio (B)	Return (C)

Franklin Small Cap Value VIP Fund - Class 2:
2022	5,298	$50.97	$270,065	0.99%	0.90%	(10.86)%
2021	5,627	57.18	321,796	1.00	0.90	24.25
2020	5,812	46.02	267,503	1.42	0.90	4.24
2019	6,489	44.15	286,469	1.05	0.90	25.21
2018	6,343	35.26	223,618	0.88	0.90	(13.64)
Franklin Small-Mid Cap Growth VIP Fund - Class 2:
2022	4,466	35.52	158,661	-	0.90	(34.30)
2021	4,631	54.06	250,351	-	0.90	9.04
2020	4,555	49.58	225,838	-	0.90	53.69
2019	5,015	32.26	161,746	-	0.90	30.29
2018	4,996	24.76	123,703	-	0.90	(6.21)
Franklin U.S. Government Securities VIP Fund - Class 2:
2022	9,804	13.62	133,494	2.35	0.90	(10.51)
2021	9,931	15.22	151,186	2.55	0.90	(2.75)
2020	8,827	15.65	138,115	3.19	0.90	2.96
2019	12,645	15.20	192,262	2.85	0.90	4.25
2018	12,568	14.58	183,226	2.72	0.90	(0.55)
Templeton Growth VIP Fund - Class 2:
2022	8,158	18.98	154,846	0.16	0.90	(12.29)
2021	8,028	21.64	173,737	1.10	0.90	3.94
2020	7,930	20.82	165,112	3.03	0.90	4.83
2019	7,645	19.86	151,828	2.78	0.90	14.14
2018	7,752	17.40	134,894	1.97	0.90	(15.62)
J.P. Morgan Ins. Trust Mid Cap Value Portfolio - Class 1:
2022	6,516	60.91	396,847	0.96	0.90	(8.97)
2021	6,919	66.91	462,954	0.90	0.90	28.72
2020	7,133	51.98	370,751	1.44	0.90	(0.54)
2019	7,645	52.26	399,484	1.59	0.90	25.66
2018	7,773	41.59	323,327	0.97	0.90	(12.64)
J.P. Morgan Ins. Trust Small Cap Core Portfolio - Class 1:
2022	5,650	38.07	215,089	0.46	0.90	(20.07)
2021	5,992	47.63	285,396	0.51	0.90	20.31
2020	6,135	39.59	242,908	0.92	0.90	12.66
2019	6,680	35.14	234,743	0.40	0.90	23.47
2018	6,966	28.46	198,264	0.38	0.90	(12.73)
T. Rowe Price All-Cap Opportunities Portfolio:
2022	21,220	49.60	1,052,568	-	0.90	(22.22)
2021	22,459	63.77	1,432,122	-	0.90	19.73
2020	23,139	53.26	1,232,426	-	0.90	43.10
2019	26,754	37.22	995,921	0.41	0.90	33.69
2018	27,855	27.84	775,356	0.15	0.90	0.25
T. Rowe Price Equity Income Portfolio:
2022	16,612	42.51	706,232	1.87	0.90	(4.21)
2021	17,497	44.38	776,488	1.57	0.90	24.45
2020	18,267	35.66	651,509	2.35	0.90	0.25
2019	18,691	35.57	664,775	2.32	0.90	25.29
2018	19,675	28.39	558,590	2.00	0.90	(10.33)

EquiTrust Life Variable Account II

Notes to Financial Statements (continued)

	As of December 31			Investment
		Unit		Income	Expense	Total
Subaccount	Units	Value	Net Assets	Ratio (A)	Ratio (B)	Return (C)

T. Rowe Price Mid-Cap Growth Portfolio:
2022	27,080	$78.12	$2,115,485	-%	0.90%	(23.27)%
2021	28,875	101.81	2,939,789	-	0.90	13.83
2020	34,628	89.44	3,097,276	-	0.90	22.69
2019	37,069	72.90	2,702,251	0.14	0.90	30.13
2018	38,150	56.02	2,137,268	-	0.90	(2.91)
T. Rowe Price Moderate Allocation Portfolio:
2022	28,556	33.80	965,181	1.55	0.90	(19.04)
2021	30,168	41.75	1,259,523	0.98	0.90	9.09
2020	30,795	38.27	1,178,662	1.39	0.90	13.49
2019	30,733	33.72	1,036,239	1.96	0.90	18.73
2018	31,607	28.40	897,540	1.80	0.90	(5.93)
T. Rowe Price International Stock Portfolio:
2022	17,429	19.37	337,522	0.80	0.90	(16.54)
2021	16,756	23.21	388,914	0.59	0.90	0.43
2020	16,833	23.11	389,087	0.56	0.90	13.40
2019	18,653	20.38	380,117	2.45	0.90	26.66
2018	18,730	16.09	301,397	1.36	0.90	(15.00)

EquiTrust Life Variable Account II

Notes to Financial Statements (continued)

(A)	These ratios represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

(B)	These ratios represent the annualized policy expenses of the separate account, consisting of mortality and expense risk charges, for the period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to policy owner accounts through the redemption of units and expenses of the underlying fund are excluded.

(C)	These ratios represent the total return for the period indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.